Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2007
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 1-17-08





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
61
Form 13F Information Table Value Total:
$376,036
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308   9,108    826,475      SH          DEFINED             826,475
American Natl Bankshare Com        027745108   1,500     75,112      SH          DEFINED              75,112
Assurant                Com        04621X108  15,511    231,855      SH          DEFINED             231,855
Atlas America           Com        049167109     735     12,427      SH          SOLE                 12,427
Baker Michael Corp      Com        057149106   8,991    218,762      SH          DEFINED             218,762
Berkley, WR             Com        084423102   6,628    222,325      SH          DEFINED             222,325
Brush Engineered        Com        117421107   5,907    159,575      SH          DEFINED             159,575
CNX Gas Corp            Com        12618H309   1,973     61,750      SH          DEFINED              61,750
CIT Group               Com        125581108  11,217    466,802      SH          DEFINED             466,802
Cal Dive Int'l Inc      Com        12802T101   4,843    365,793      SH          DEFINED             365,793
Cardinal Financial      Com        14149F109   5,258    564,150      SH          DEFINED             564,150
ConocoPhillips          Com        20825C104   2,634     29,827      SH          DEFINED              29,827
EOG Res Inc.            Com        26875P101   6,198     69,445      SH          DEFINED              69,445
Emcor Group             Com        29084Q100   8,658    366,402      SH          DEFINED             366,402
Emerson Elec Co.        Com        291011104   3,793     66,940      SH          DEFINED              66,940
Energen Corp.           Com        29265N108  10,592    164,900      SH          DEFINED             164,900
FTI Consulting          Com        302941109  29,438    477,570      SH          DEFINED             477,570
First Mariner Banc      Com        320795107   1,096    193,366      SH          DEFINED             193,366
First Potomac           Com        33610F109     224     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102     353     28,350      SH          DEFINED              28,350
John Hancock Bk      SHBENINT      409735107     364     58,780      SH          SOLE                 58,780
Hercules                Com        427056106   4,609    238,200      SH          DEFINED             238,200
Middleburg Financial    Com        596094102     533     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107  12,484    798,738      SH          DEFINED             798,738
Oceanfirst Fin          Com        675234108     227     14,354      SH          DEFINED              14,354
PartnerRe Holdings      Com        G6852T105   7,808     94,608      SH          DEFINED              94,608
PFF Bancorp             Com        69331W104     448     37,221      SH          SOLE                 37,221
PPL Corporation         Com        69351T106  13,256    254,475      SH          DEFINED             254,475
Patriot Ntl Bancorp     Com        70336F104     479     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     696     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   9,231  1,234,035      SH          DEFINED           1,234,035
Provident Bankshares    Com        743859100     560     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402  12,378  1,345,452      SH          DEFINED           1,345,452
Rosetta Resources       Com        777779307   1,824     92,000      SH          SOLE                 92,000
Rudolph Tech            Com        781270103     386     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209  10,738    590,653      SH          DEFINED             590,653
Rush Enterprises        CLB        781846308   5,265    295,798      SH          SOLE                295,798
SAIA Inc.               Com        78709Y105     375     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     248     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   2,669     42,704      SH          DEFINED              42,704
Suncor Energy           Com        867229106  20,550    189,000      SH          DEFINED             189,000
Superior Essex          Com        86815V105     600     25,000      SH          SOLE                 25,000
United America          CLA        90933T109  11,734    589,033      SH          DEFINED             589,033
United Rentals          Com        911363109   3,122    170,050      SH          DEFINED             170,050
Urstadt Biddle Pptys    CLA        917286205     426     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   4,837    628,945      SH          DEFINED             628,945
Washington Mutual       Com        939322103     383     28,151      SH          SOLE                 28,151
Waste Industries        Com        941057101   7,786    214,499      SH          DEFINED             214,499
Watsco Inc.             Com        942622200  10,239    278,543      SH          DEFINED             278,543
Agere Sys          Note 6.5 12/1   00845VAA8  13,907 13,735,000      PRN         DEFINED          13,735,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,275  2,446,000      PRN         DEFINED           2,446,000
Ciena Corp.        Note 3.75 2/0   171779AA9  18,484 18,506,000      PRN         DEFINED          18,506,000
Getty Images       SDCV  .5  6/0   374276AH6   6,808  7,000,000      PRN         DEFINED           7,000,000
Hanover Compressor Note 4.75 3/1   410768AC9  12,949 12,998,000      PRN         DEFINED          12,998,000
Kulicke & Soffa    Note  .5 11/3   501242AL5   2,126  2,250,000      PRN         SOLE              2,250,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  16,597 17,679,000      PRN         DEFINED          17,679,000
Level 3 Communic   Note 6.0  3/1   52729NAS9   2,265  2,503,000      PRN         SOLE              2,503,000
Nortel Networks    Note 4.25 9/0   656568AB8   6,953  7,050,000      PRN         DEFINED           7,050,000
Photronics         Note 2.25 4/1   719405AE2   3,474  3,500,000      PRN         SOLE              3,500,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,502  2,553,000      PRN         DEFINED           2,553,000
Wabash National    Note 3.25 8/0   929566AD9   8,784  9,056,000      PRN         DEFINED           9,056,000
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